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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07324
                                   ---------------------------------------------

                         Gardner Lewis Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  285 Wilmington-West Chester Pike     Chadds Ford, Pennsylvania      19317
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 558-2800
                                                    ----------------------------

Date of fiscal year end:        October 31, 2008
                            ---------------------------

Date of reporting period:       April 30, 2008
                            ---------------------------

ITEM 1.     REPORTS TO STOCKHOLDERS.

================================================================================

                         THE CHESAPEAKE CORE GROWTH FUND


                               SEMI-ANNUAL REPORT
                                 April 30, 2008
                                   (Unaudited)


             INVESTMENT ADVISOR                         ADMINISTRATOR
             ------------------                         -------------
    Gardner Lewis Asset Management, L.P.         Ultimus Fund Solutions, LLC
      285 Wilmington-West Chester Pike                 P.O. Box 46707
       Chadds Ford, Pennsylvania 19317           Cincinnati, Ohio 45246-0707
                                                        1-800-430-3863

================================================================================

THE CHESAPEAKE CORE GROWTH FUND
================================================================================

        THE CHESAPEAKE CORE GROWTH FUND VS S&P 500(R) TOTAL RETURN INDEX
                             SECTOR DIVERSIFICATION
                           APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  [BAR CHART OMITTED]

                                             The              S&P 500 (R)
                                        Chesapeake Core      Total Return
                                          Growth Fund            Index
       -----------------------------------------------------------------
       Consumer Discretionary               11.1%                  8.6%
       Consumer Staples                      3.1%                 10.5%
       Energy                                7.4%                 14.0%
       Financials                           11.3%                 17.1%
       Health Care                          20.9%                 11.3%
       Industrials                           7.4%                 11.8%
       Information Technology               28.8%                 16.0%
       Materials                             4.1%                  3.6%
       Telecommunications Services           5.6%                  3.4%
       Utilities                             0.0%                  3.6%
       Cash Equivalents                      0.3%                  0.0%


                                TOP TEN HOLDINGS
                           APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              % of
          Security Description                              Net Assets
          ------------------------------------------------------------
          Google, Inc. - Class A                               4.4%
          Monsanto Co.                                         4.1%
          MEMC Electronic Materials, Inc.                      3.3%
          Corning, Inc.                                        3.2%
          CVS Caremark Corp.                                   3.0%
          Apple, Inc.                                          2.8%
          Wynn Resorts Ltd.                                    2.7%
          Baxter International, Inc.                           2.7%
          Humana, Inc.                                         2.6%
          American Movil SAB de C.V. - Series L - ADR          2.5%

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
      SHARES   COMMON STOCKS -- 99.7%                                 VALUE
--------------------------------------------------------------------------------
               AEROSPACE & DEFENSE -- 4.0%
     352,700   Honeywell International, Inc. .................   $   20,950,380
     146,875   Precision Castparts Corp. .....................       17,266,625
                                                                 --------------
                                                                     38,217,005
                                                                 --------------
               BIOTECHNOLOGY -- 2.5%
     452,525   Gilead Sciences, Inc. (a) .....................       23,422,694
                                                                 --------------

               CAPITAL MARKETS -- 4.1%
     551,500   American Capital Strategies Ltd. ..............       17,510,125
     114,466   Goldman Sachs Group, Inc. (The) ...............       21,905,358
                                                                 --------------
                                                                     39,415,483
                                                                 --------------
               CHEMICALS -- 4.1%
     341,029   Monsanto Co. ..................................       38,884,127
                                                                 --------------

               COMMUNICATIONS EQUIPMENT -- 4.2%
   1,149,074   Corning, Inc. .................................       30,691,767
      77,700   Research In Motion Ltd. (a) ...................        9,450,651
                                                                 --------------
                                                                     40,142,418
                                                                 --------------
               COMPUTERS & PERIPHERALS -- 5.7%
     153,250   Apple, Inc. (a) ...............................       26,657,838
     314,300   Hewlett-Packard Co. ...........................       14,567,805
     545,545   NCR Corp. (a) .................................       13,436,773
                                                                 --------------
                                                                     54,662,416
                                                                 --------------
               DIVERSIFIED FINANCIAL SERVICES -- 3.8%
     562,280   Bank of America Corp. .........................       21,107,991
      32,960   CME Group, Inc. ...............................       15,077,552
                                                                 --------------
                                                                     36,185,543
                                                                 --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
     375,800   AT&T, Inc. ....................................       14,547,218
                                                                 --------------

               ENERGY EQUIPMENT & INSTRUMENTS -- 6.4%
     300,540   National Oilwell Varco, Inc. (a) ..............       20,571,963
     144,850   Transocean, Inc. (a) ..........................       21,359,581
     241,050   Weatherford International Ltd. (a) ............       19,445,503
                                                                 --------------
                                                                     61,377,047
                                                                 --------------
               FOOD & STAPLES RETAILING -- 3.0%
     718,750   CVS Caremark Corp. ............................       29,015,937
                                                                 --------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 6.6%
     147,456   Alcon, Inc. ...................................       23,298,048
     409,160   Baxter International, Inc. ....................       25,498,851
   1,080,325   Boston Scientific Corp. (a) ...................       14,400,732
                                                                 --------------
                                                                     63,197,631
                                                                 --------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES   COMMON STOCKS -- 99.7% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES -- 7.9%
     473,855   CIGNA Corp. ...................................   $   20,238,347
     157,301   Express Scripts, Inc. (a) .....................       11,014,216
     526,275   Humana, Inc. (a) ..............................       25,150,682
     367,830   McKesson Corp. ................................       19,171,300
                                                                 --------------
                                                                     75,574,545
                                                                 --------------
               HOTELS, RESTAURANTS & LEISURE -- 2.7%
     246,056   Wynn Resorts Ltd. (a) .........................       25,919,539
                                                                 --------------

               INDUSTRIAL CONGLOMERATES -- 2.3%
     399,505   McDermott International, Inc. (a) .............       21,405,478
                                                                 --------------

               INSURANCE -- 2.1%
     330,950   MetLife, Inc. .................................       20,138,307
                                                                 --------------

               INTERNET SOFTWARE & SERVICES -- 4.4%
      72,776   Google, Inc. - Class A (a) ....................       41,794,529
                                                                 --------------

               IT SERVICES -- 1.4%
     157,150   Visa, Inc. - Class A (a) ......................       13,114,168
                                                                 --------------

               MACHINERY -- 1.2%
     184,454   AGCO Corp. (a) ................................       11,091,219
                                                                 --------------

               MEDIA -- 1.5%
     718,581   Comcast Corp. - Special Class A ...............       14,544,079
                                                                 --------------

               MULTI-LINE RETAIL -- 0.9%
     255,170   Nordstrom, Inc. ...............................        8,997,294
                                                                 --------------

               OIL, GAS & CONSUMABLE FUELS -- 1.0%
      75,200   Petroleo Brasileiro S.A. - ADR ................        9,130,784
                                                                 --------------

               PHARMACEUTICALS -- 3.9%
     326,510   Abbott Laboratories ...........................       17,223,403
     434,985   Teva Pharmaceutical Industries Ltd. - ADR .....       20,348,598
                                                                 --------------
                                                                     37,572,001
                                                                 --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.3%
     531,350   CB Richard Ellis Group, Inc. - Class A (a) ....       12,284,812
                                                                 --------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.6%
     580,400   Intel Corp. ...................................       12,919,704
     497,945   MEMC Electronic Materials, Inc. (a) ...........       31,355,597
                                                                 --------------
                                                                     44,275,301
                                                                 --------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES   COMMON STOCKS -- 99.7% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               SOFTWARE -- 8.5%
     541,950   Activision, Inc. (a) ..........................   $   14,659,748
     529,295   Adobe Systems, Inc. (a) .......................       19,737,411
     822,445   Microsoft Corp. ...............................       23,456,131
   1,107,000   Oracle Corp. (a) ..............................       23,080,950
                                                                 --------------
                                                                     80,934,240
                                                                 --------------
               SPECIALTY RETAIL -- 4.0%
     432,030   Best Buy Co., Inc. ............................       18,585,931
     599,600   TJX Cos., Inc. (The) ..........................       19,319,112
                                                                 --------------
                                                                     37,905,043
                                                                 --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
     528,045   Coach, Inc. (a) ...............................       18,782,561
                                                                 --------------

               WIRELESS TELECOMMUNICATION SERVICES -- 4.1%
     408,800   American Movil SAB de C.V. - Series L - ADR ...       23,694,048
     138,946   Millicom International Cellular S.A. (a) ......       15,007,557
                                                                 --------------
                                                                     38,701,605
                                                                 --------------

               TOTAL COMMON STOCKS (Cost $853,975,714) .......   $  951,233,024
                                                                 --------------

================================================================================
      SHARES   MONEY MARKET FUNDS -- 0.7%                             VALUE
--------------------------------------------------------------------------------
   7,082,747   Evergreen Institutional Money Market Fund -
                 Class I, 2.785% (b)
                 (Cost $7,082,747) ...........................   $    7,082,747
                                                                 --------------

               TOTAL INVESTMENT SECURITIES AT VALUE -- 100.4%
                 (Cost $861,058,461) .........................   $  958,315,771

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)       (4,236,739)
                                                                 --------------

               NET ASSETS -- 100.0% ..........................   $  954,079,032
                                                                 ==============

(a)   Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective 7-day yield as of April 30, 2008.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
   At acquisition cost .......................................   $  861,058,461
                                                                 ==============
   At value (Note 1) .........................................   $  958,315,771
Receivable for capital shares sold ...........................          581,136
Receivable for investment securities sold ....................        1,606,465
Dividends receivable .........................................          477,409
Other assets .................................................           35,781
                                                                 --------------
   TOTAL ASSETS ..............................................      961,016,562
                                                                 --------------
LIABILITIES
Payable for investment securities purchased ..................        4,896,550
Payable for capital shares redeemed ..........................        1,047,854
Payable to Advisor (Note 3) ..................................          774,431
Accrued compliance fees (Note 3) .............................            3,850
Payable to Administrator (Note 3) ............................           65,950
Accrued distribution and service plan fees (Note 3) ..........          147,368
Other accrued expenses .......................................            1,527
                                                                 --------------
   TOTAL LIABILITIES .........................................        6,937,530
                                                                 --------------

NET ASSETS ...................................................   $  954,079,032
                                                                 ==============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $  845,117,999
Accumulated net investment loss ..............................       (1,301,761)
Accumulated net realized gains from security transactions ....       13,005,484
Net unrealized appreciation on investments ...................       97,257,310
                                                                 --------------
NET ASSETS ...................................................   $  954,079,032
                                                                 ==============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ................       51,641,622
                                                                 ==============

Net asset value, offering price and redemption
   price per share (Note 1) ..................................   $        18.48
                                                                 ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends .................................................   $    5,138,522
                                                                 --------------
EXPENSES
   Investment advisory fees (Note 3) .........................        4,747,674
   Distribution and service plan fees (Note 3) ...............        1,068,223
   Administration fees (Note 3) ..............................          299,759
   Custodian fees ............................................          101,043
   Shareholder account maintenance fees ......................           64,376
   Fund accounting fees (Note 3) .............................           51,228
   Transfer agent fees (Note 3) ..............................           47,815
   Professional fees .........................................           23,820
   Registration fees .........................................           23,775
   Compliance service fees (Note 3) ..........................           22,925
   Reports to shareholders ...................................            9,794
   Trustees' fees ............................................            7,611
   Insurance expense .........................................            5,040
   Other expenses ............................................           15,681
                                                                 --------------
        TOTAL EXPENSES .......................................        6,488,764
   Plus previously waived investment advisory fees
     recouped by the Advisor (Note 3) ........................           71,208
   Fees paid indirectly through a directed brokerage
     arrangement (Note 4) ....................................         (119,689)
                                                                 --------------
        NET EXPENSES .........................................        6,440,283
                                                                 --------------

NET INVESTMENT LOSS ..........................................       (1,301,761)
                                                                 --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions .............       14,597,692
   Net change in unrealized appreciation/
     depreciation on investments. ............................     (134,716,800)
                                                                 --------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ............     (120,119,108)
                                                                 --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ...................   $ (121,420,869)
                                                                 ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                               SIX MONTHS
                                                                 ENDED               YEAR
                                                                APRIL 30,           ENDED
                                                                  2008            OCTOBER 31,
                                                               (UNAUDITED)           2007
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...................................   $   (1,301,761)   $   (4,245,974)
   Net realized gains from security transactions .........       14,597,692        42,477,712
   Net change in unrealized appreciation/depreciation
     on investments ......................................     (134,716,800)      157,120,396
                                                             --------------    --------------
Net increase (decrease) in net assets from operations ....     (121,420,869)      195,352,134
                                                             --------------    --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ................      (39,017,537)       (3,852,191)
                                                             --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................      177,874,565       298,801,327
   Reinvestment of distributions to shareholders .........       31,948,763         3,515,918
   Payments for shares redeemed ..........................     (170,810,283)     (210,596,695)
                                                             --------------    --------------
Net increase in net assets from capital share transactions       39,013,045        91,720,550
                                                             --------------    --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................     (121,425,361)      283,220,493

NET ASSETS
   Beginning of period ...................................    1,075,504,393       792,283,900
                                                             --------------    --------------
   End of period .........................................   $  954,079,032    $1,075,504,393
                                                             ==============    ==============

ACCUMULATED NET INVESTMENT LOSS ..........................   $   (1,301,761)   $           --
                                                             ==============    ==============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ...........................................        9,323,620        15,496,753
   Shares issued in reinvestment of
     distributions to shareholders .......................        1,595,046           189,907
   Shares redeemed .......................................       (8,857,001)      (10,981,162)
                                                             --------------    --------------
   Net increase in shares outstanding ....................        2,061,665         4,705,498
   Shares outstanding, beginning of period ...............       49,579,957        44,874,459
                                                             --------------    --------------
   Shares outstanding, end of period .....................       51,641,622        49,579,957
                                                             ==============    ==============

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                             SIX MONTHS
                                               ENDED
                                              APRIL 30,                            YEARS ENDED OCTOBER 31,
                                                2008        ----------------------------------------------------------------------
                                             (UNAUDITED)       2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    21.69     $    17.66     $    16.88     $    15.41     $    14.78     $    10.88
                                             ----------     ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment loss. ..................         (0.03)         (0.09)         (0.07)         (0.07)         (0.06)         (0.05)
  Net realized and unrealized
    gains (losses) on investments .......         (2.37)          4.20           1.11           1.54           0.69           3.95
                                             ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         (2.40)          4.11           1.04           1.47           0.63           3.90
                                             ----------     ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net realized gains
    on investments ......................         (0.81)         (0.08)         (0.26)            --             --             --
                                             ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........    $    18.48     $    21.69     $    17.66     $    16.88     $    15.41     $    14.78
                                             ==========     ==========     ==========     ==========     ==========     ==========

Total return (a) ........................       (11.36%)(b)     23.38%          6.17%          9.54%          4.26%         35.72%
                                             ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....    $  954,079     $1,075,504     $  792,284     $  628,049     $  293,982     $   70,058
                                             ==========     ==========     ==========     ==========     ==========     ==========
Ratio of gross expenses to
  average net assets (c) ..................       1.38%(d)       1.39%          1.42%          1.45%          1.49%          1.76%

Ratio of net expenses to
  average net assets ......................       1.36%(d)       1.34%          1.35%          1.35%          1.33%          1.31%

Ratio of net investment loss to
  average net assets ......................      (0.27%)(d)     (0.46%)        (0.42%)        (0.51%)        (0.56%)        (0.61%)

Portfolio turnover rate .................           31%(b)         70%            83%            90%            60%            71%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Not annualized.

(c) Ratios were determined based on expenses prior to any reductions for distribution and service fees voluntarily waived by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 3 and 4).

(d)   Annualized.

See accompanying notes to financial statements.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Chesapeake Core Growth Fund (the "Fund") is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

The investment objective of the Fund is to seek capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States.

SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION - The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund's assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

COMMON EXPENSES - Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Trustees.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, and distributions arising from capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended April 30, 2008 and October 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                    ORDINARY      LONG-TERM          TOTAL
PERIOD ENDED                         INCOME     CAPITAL GAINS    DISTRIBUTIONS
--------------------------------------------------------------------------------
April 30, 2008...................  $ 202,891    $  38,814,646    $  39,017,537
October 31, 2007.................  $      --    $   3,852,191    $   3,852,191
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of April 30, 2008:

--------------------------------------------------------------------------------
Cost of portfolio investments ...............................     $ 863,438,565
                                                                  =============
Gross unrealized appreciation ...............................     $ 141,288,787
Gross unrealized depreciation ...............................       (46,411,581)
                                                                  -------------
Net unrealized appreciation .................................     $  94,877,206
Accumulated ordinary loss ...................................        (1,301,761)
Other gains .................................................        15,385,588
                                                                  -------------
Accumulated earnings ........................................     $ 108,961,033
                                                                  =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund has adopted FIN 48 with this semi-annual report. Based on management's analysis, the adoption of FIN 48 does not have a material impact on the financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended October 31, 2005 through October 31, 2007.

CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

2.    INVESTMENT TRANSACTIONS

During the six months ended April 30, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $304,278,506 and $301,391,896, respectively.

3.    TRUSTEES AND OFFICERS

Certain Trustees and officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the "Advisor"), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-third is paid by the Fund. In addition, the Fund pays each Trustee $400 for each Board meeting attended in person and $150 for each Board meeting attended by telephone.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

4.    TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS TO THE FUND

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

Pursuant to an Expense Limitation Agreement, the Advisor has contractually agreed to limit total ordinary operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) to not more than 1.40% per annum of the average daily net assets of the Fund. The Fund may, at a later date, reimburse to the Advisor any advisory fee reductions and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three fiscal years, provided that the Fund is able to make such reimbursement without causing the total ordinary operating expense ratio of the Fund to exceed 1.40%. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total ordinary operating expense ratio is less than 1.40%; and (iii) the reimbursement by the Fund has been approved by the Trustees. As of April 30, 2008, the amount of fee

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

reductions and expense reimbursements available for recoupment by the Advisor is $137,369. As of April 30, 2008, the Advisor may recoup a portion of this amount no later than the dates indicated below:

                        October 31,          October 31,
                           2008                 2009
                        -----------          -----------
                         $  71,209            $  66,160

During the six months ended April 30, 2008, the Advisor recouped from the Fund $71,208 of prior years' fee reductions and expense reimbursements.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund's average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries, subject to a minimum fee of $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Rule 12b-1 Plan"), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets. For the six months ended April 30, 2008, the Fund paid $1,068,223 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter.

5.    DIRECTED BROKERAGE ARRANGEMENTS

The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. During the six months ended April 30, 2008, the Fund's expenses were reduced by $119,689 under these arrangements.

6.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

7.    LEGAL MATTERS

The Fund is currently not a party to any litigation. However, the Trust has received a demand letter dated February 7, 2008, from the Trust's previous administrator ("Old Administrator"), alleging that the Trust improperly terminated a service agreement that existed between the parties (the "Old Agreement"). The Old Administrator claims it is owed damages in the form of lost profits of $627,573 and a termination fee in the amount of $202,005. The Old Administrator has not filed a lawsuit relating to this matter. The Trust is in the process of formulating a response to this demand letter. Should a lawsuit be filed, the Board believes that the Trust will have one or more meritorious defenses and expects the Trust to defend its position vigorously.

THE CHESAPEAKE CORE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2007) and held until the end of the period (April 30, 2008).

The table that follows illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CHESAPEAKE CORE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                 Beginning Ending
                                   Account Value   Account Value   Expenses Paid
                                     November 1,      April 30,        During
                                        2007            2008           Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $  1,000.00     $    886.40      $    6.38

Based on Hypothetical 5% Return
    (before expenses)               $  1,000.00     $  1,018.10      $    6.82
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.36% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov.

THE CHESAPEAKE CORE GROWTH FUND
IS A SERIES OF
GARDNER LEWIS INVESTMENT TRUST


FOR SHAREHOLDER SERVICE INQUIRIES:      FOR INVESTMENT ADVISOR INQUIRIES:

The Chesapeake Core Growth Fund         Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC         285 Wilmington-West Chester Pike
P.O. Box 46707                          Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707


TOLL-FREE TELEPHONE:                    TOLL-FREE TELEPHONE:

1-800-430-3863                          1-800-430-3863


                                        WORLD WIDE WEB @:

                                        www.chesapeakefunds.com

================================================================================

                           THE CHESAPEAKE GROWTH FUND



                               SEMI-ANNUAL REPORT
                                 April 30, 2008
                                   (Unaudited)



             INVESTMENT ADVISOR                        ADMINISTRATOR
             ------------------                        -------------
    GARDNER LEWIS ASSET MANAGEMENT, L.P.        ULTIMUS FUND SOLUTIONS, LLC
      285 Wilmington-West Chester Pike                 P.O. Box 46707
       Chadds Ford, Pennsylvania 19317          Cincinnati, Ohio 45246-0707
                                                       1-800-430-3863

================================================================================

          THE CHESAPEAKE GROWTH FUND VS S&P 500(R) TOTAL RETURN INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                        AS OF APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                              [BAR CHART OMITTED]

                                                               S&P 500(R)
                                         THE CHESAPEAKE       TOTAL RETURN
                                          GROWTH FUND            INDEX
      --------------------------------------------------------------------
      Consumer Discretionary                  17.8%               8.6%
      Consumer Staples                         2.0%              10.5%
      Energy                                   6.9%              14.0%
      Financials                               9.6%              17.1%
      Health Care                              8.8%              11.3%
      Industrials                             11.5%              11.8%
      Information Technology                  32.8%              16.0%
      Materials                                5.7%               3.6%
      Telecommunications Services              4.5%               3.4%
      Utilities                                0.0%               3.6%
      Cash Equivalents                         0.4%               0.0%
--------------------------------------------------------------------------------

                                TOP 10 HOLDINGS
                           APRIL 30, 2008 (UNAUDITED)

                                                               % OF
            SECURITY DESCRIPTION                            NET ASSETS
       -------------------------------                   ----------------
       Google, Inc. - Class A                                  3.8%
       MEMC Electronic Materials, Inc.                         3.3%
       Monsanto Co.                                            3.3%
       Millicom International Cellular S.A.                    2.8%
       Wynn Resorts Ltd.                                       2.7%
       American Capital Strategies Ltd.                        2.7%
       CONSOL Energy, Inc.                                     2.6%
       Activision, Inc.                                        2.5%
       Corning, Inc.                                           2.5%
       Crown Holdings, Inc.                                    2.4%

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 99.6%                                     VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE - 3.7%
     1,355   Precision Castparts Corp. .........................   $    159,294
     8,000   Spirit AeroSystems Holdings, Inc. (a) .............        233,360
                                                                   ------------
                                                                        392,654
                                                                   ------------
             AIRLINES - 0.5%
     4,200   Southwest Airlines Co. ............................         55,608
                                                                   ------------

             CAPITAL MARKETS - 4.4%
     9,040   American Capital Strategies Ltd. ..................        287,020
     2,500   Northern Trust Corp. ..............................        185,275
                                                                   ------------
                                                                        472,295
                                                                   ------------
             CHEMICALS - 3.2%
     3,065   Monsanto Co. ......................................        349,471
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 3.9%
    10,125   Corning, Inc. .....................................        270,439
    38,100   Sonus Networks, Inc. (a) ..........................        152,781
                                                                   ------------
                                                                        423,220
                                                                   ------------
             COMPUTERS & PERIPHERALS - 3.1%
     1,305   Apple, Inc. (a) ...................................        227,005
     4,300   NCR Corp. (a) .....................................        105,909
                                                                   ------------
                                                                        332,914
                                                                   ------------
             CONTAINERS & PACKAGING - 2.4%
     9,715   Crown Holdings, Inc. (a) ..........................        260,751
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.4%
       327   CME Group, Inc. ...................................        149,586
                                                                   ------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
     6,500   Ingram Micro, Inc. - Class A (a) ..................        110,565
                                                                   ------------

             FOOD PRODUCTS - 2.0%
     7,400   Smithfield Foods, Inc. (a) ........................        212,232
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
     8,500   Boston Scientific Corp. (a) .......................        113,305
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 6.1%
     3,000   Express Scripts, Inc. (a) .........................        210,060
     5,600   HealthSpring, Inc. (a) ............................         94,304
     4,500   Humana, Inc. (a) ..................................        215,055
    10,000   Sun Healthcare Group, Inc. (a) ....................        131,500
                                                                   ------------
                                                                        650,919
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.6% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HOTELS, RESTAURANTS & LEISURE - 4.5%
     4,200   Orient-Express Hotels Ltd. - Class A ..............   $    195,510
     2,775   Wynn Resorts Ltd. (a) .............................        292,319
                                                                   ------------
                                                                        487,829
                                                                   ------------
             HOUSEHOLD DURABLES - 1.8%
     4,700   Garmin Ltd. .......................................        192,230
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.7%
     3,900   McDermott International, Inc. (a) .................        208,962
     3,025   Textron, Inc. .....................................        184,555
                                                                   ------------
                                                                        393,517
                                                                   ------------
             INSURANCE - 2.0%
     3,265   Assurant, Inc. ....................................        212,225
                                                                   ------------

             INTERNET & CATALOG RETAIL - 1.2%
     1,000   Priceline.com, Inc. (a) ...........................        127,640
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 6.9%
     1,700   Equinix, Inc. (a) .................................        153,714
       715   Google, Inc. - Class A (a) ........................        410,617
     6,475   Vocus, Inc. (a) ...................................        179,940
                                                                   ------------
                                                                        744,271
                                                                   ------------
             IT SERVICES - 2.2%
    11,400   NCI, Inc. - Class A (a) ...........................        240,540
                                                                   ------------

             MACHINERY - 3.7%
     2,700   AGCO Corp. (a) ....................................        162,351
     4,995   ESCO Technologies, Inc. (a) .......................        232,567
                                                                   ------------
                                                                        394,918
                                                                   ------------
             MEDIA - 4.1%
     9,480   DIRECTV Group, Inc. (The) (a) .....................        233,587
     7,425   DreamWorks Animation SKG, Inc. - Class A (a) ......        207,603
                                                                   ------------
                                                                        441,190
                                                                   ------------
             MULTI-LINE RETAIL - 0.9%
     2,700   Nordstrom, Inc. ...................................         95,202
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 6.9%
     3,515   CONSOL Energy, Inc. ...............................        284,574
     6,300   Goodrich Petroleum Corp. (a) ......................        212,814
     3,700   Range Resources Corp. .............................        245,606
                                                                   ------------
                                                                        742,994
                                                                   ------------
             PHARMACEUTICALS - 1.7%
     3,800   Teva Pharmaceutical Industries Ltd. - ADR .........        177,764
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
     8,505   CB Richard Ellis Group, Inc. - Class A (a) ........        196,636
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 99.6% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
    20,800   ANADIGICS, Inc. (a) ...............................   $    232,128
     5,660   MEMC Electronic Materials, Inc. (a) ...............        356,410
     7,600   Tessera Technologies, Inc. (a) ....................        153,824
                                                                   ------------
                                                                        742,362
                                                                   ------------
             SOFTWARE - 8.7%
    10,100   Activision, Inc. (a) ..............................        273,205
     6,700   BMC Software, Inc. (a) ............................        232,892
     5,200   MICROS Systems, Inc. (a) ..........................        185,380
     6,300   Net 1 UEPS Technologies, Inc. (a) .................        147,672
     8,400   Phoenix Technologies Ltd. (a) .....................         99,036
                                                                   ------------
                                                                        938,185
                                                                   ------------
             SPECIALTY RETAIL - 5.3%
     4,690   Best Buy Co., Inc. ................................        201,764
     6,500   Dick's Sporting Goods, Inc. (a) ...................        185,900
     5,815   TJX Cos., Inc. (The) ..............................        187,359
                                                                   ------------
                                                                        575,023
                                                                   ------------
             WIRELESS TELECOMMUNICATION SERVICES - 4.5%
     4,700   Crown Castle International Corp. (a) ..............        182,595
     2,755   Millicom International Cellular S.A. (a) ..........        297,568
                                                                   ------------
                                                                        480,163
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $9,604,905) .............   $ 10,706,209
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 1.6%                                 VALUE
--------------------------------------------------------------------------------
   175,889   Evergreen Institutional Money Market -
               Class I, 2.785% (b)
               (Cost $175,889) .................................   $    175,889
                                                                   ------------

             TOTAL INVESTMENT SECURITIES AT VALUE - 101.2%
               (Cost $9,780,794) ...............................   $ 10,882,098

             LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%) ....       (130,816)
                                                                   ------------

             NET ASSETS - 100.0% ...............................   $ 10,751,282
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective 7-day yield as of April 30, 2008.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
   At acquisition cost ........................................    $  9,780,794
                                                                   ============
   At value (Note 1) ..........................................    $ 10,882,098
Receivable for investment securities sold .....................         479,757
Dividends receivable ..........................................             990
Due from Advisor (Note 3) .....................................           4,708
Other assets ..................................................          10,607
                                                                   ------------
   TOTAL ASSETS ...............................................      11,378,160
                                                                   ------------
LIABILITIES
Payable for investment securities purchased ...................         602,728
Accrued compliance fees (Note 3) ..............................             600
Payable to Administrator (Note 3) .............................           6,300
Accrued distribution and service plan fees (Note 3) ...........           3,038
Other accrued expenses ........................................          14,212
                                                                   ------------
   TOTAL LIABILITIES ..........................................         626,878
                                                                   ------------

NET ASSETS ....................................................    $ 10,751,282
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $ 72,206,754
Accumulated net investment loss ...............................         (68,127)
Accumulated net realized losses from security transactions ....     (62,488,649)
Net unrealized appreciation on investments ....................       1,101,304
                                                                   ------------
NET ASSETS ....................................................    $ 10,751,282
                                                                   ============

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets applicable to Institutional Class shares ...........    $  6,303,295
                                                                   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .................         426,198
                                                                   ============
Net asset value, offering price and redemption
   price per share (Note 1) ...................................    $      14.79
                                                                   ============

PRICING OF CLASS A INVESTOR SHARES
Net assets applicable to Class A Investor shares ..............    $  4,447,987
                                                                   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .................         320,318
                                                                   ============
Net asset value, offering price and redemption
   price per share (Note 1) ...................................    $      13.89
                                                                   ============

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends ...................................................   $     37,903
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 3) ...........................         52,659
   Fund accounting fees (Note 3) ...............................         18,429
   Professional fees ...........................................         17,499
   Transfer agent fees, Class A Investor (Note 3) ..............          7,500
   Transfer agent fees, Institutional Class (Note 3) ...........          3,000
   Administration fees (Note 3) ................................          9,000
   Trustees' fees ..............................................          7,611
   Registration fees, Common ...................................          5,409
   Registration fees, Class A Investor .........................            161
   Postage and supplies ........................................          3,880
   Compliance service fees (Note 3) ............................          3,606
   Distribution and service plan fees, Class A Investor (Note 3)          3,229
   Custodian fees ..............................................          2,452
   Insurance expense ...........................................            888
   Other expenses ..............................................          4,856
                                                                   ------------
      TOTAL EXPENSES ...........................................        140,179
   Fees waived by the Advisor (Note 3) .........................        (33,263)
   Institutional Class expenses reimbursed by Advisor (Note 3) .           (265)
   Fees paid indirectly through a directed brokerage
      arrangement (Note 4) .....................................           (621)
                                                                   ------------
      NET EXPENSES .............................................        106,030
                                                                   ------------

NET INVESTMENT LOSS ............................................        (68,127)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ...............        958,063
   Net change in unrealized appreciation/
      depreciation on investments ..............................     (2,433,883)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (1,475,820)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $ (1,543,947)
                                                                   ============

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================
                                                            SIX MONTHS
                                                               ENDED           YEAR
                                                             APRIL 30,        ENDED
                                                                2008        OCTOBER 31,
                                                            (UNAUDITED)        2007
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss .................................   $    (68,127)   $   (231,971)
   Net realized gains from security transactions .......        958,063       2,287,400
   Net change in unrealized appreciation/depreciation
      on investments ...................................     (2,433,883)      1,270,998
                                                           ------------    ------------
Net increase (decrease) in net assets from operations ..     (1,543,947)      3,326,427
                                                           ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS

INSTITUTIONAL CLASS SHARES
   Proceeds from shares sold ...........................        630,964         117,749
   Payments for shares redeemed ........................        (43,830)     (4,767,077)
                                                           ------------    ------------
Net increase (decrease) in net assets from Institutional
   Class shares capital share transactions .............        587,134      (4,649,328)
                                                           ------------    ------------
CLASS A INVESTOR SHARES
   Proceeds from shares sold ...........................         59,404          67,663
   Payments for shares redeemed ........................       (173,378)       (433,203)
                                                           ------------    ------------
Net decrease in net assets from Class A Investor
   shares capital share transactions ...................       (113,974)       (365,540)
                                                           ------------    ------------

TOTAL DECREASE IN NET ASSETS ...........................     (1,070,787)     (1,688,441)

NET ASSETS
   Beginning of period .................................     11,822,069      13,510,510
                                                           ------------    ------------
   End of period .......................................   $ 10,751,282    $ 11,822,069
                                                           ============    ============

ACCUMULATED NET INVESTMENT LOSS ........................   $    (68,127)   $         --
                                                           ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY

INSTITUTIONAL CLASS SHARES
   Shares sold .........................................         45,954           8,314
   Shares redeemed .....................................         (2,964)       (364,044)
                                                           ------------    ------------
   Net increase (decrease) in shares outstanding .......         42,990        (355,730)
   Shares outstanding, beginning of period .............        383,208         738,938
                                                           ------------    ------------
   Shares outstanding, end of period ...................        426,198         383,208
                                                           ============    ============
CLASS A INVESTOR SHARES
   Shares sold .........................................          3,996           5,008
   Shares redeemed .....................................        (12,424)        (31,360)
                                                           ------------    ------------
   Net decrease in shares outstanding ..................         (8,428)        (26,352)
   Shares outstanding, beginning of period .............        328,746         355,098
                                                           ------------    ------------
   Shares outstanding, end of period ...................        320,318         328,746
                                                           ============    ============

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND - INSTITUTIONAL CLASS SHARES
FINANCIAL HIGHLIGHTS
==========================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                    YEARS ENDED OCTOBER 31,
                                              APRIL 30, 2008  ------------------------------------------------------------
                                                (UNAUDITED)     2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           $  17.07     $  12.58     $  11.84     $  10.33     $  10.09     $   7.39
                                                 --------     --------     --------     --------     --------     --------

Income (loss) from investment operations:
   Net investment loss                              (0.08)       (0.31)       (0.27)       (0.16)       (0.14)       (0.10)
   Net realized and unrealized gains (losses)
      on investments                                (2.20)        4.80         1.01         1.67         0.38         2.80
                                                 --------     --------     --------     --------     --------     --------
Total from investment operations                    (2.28)        4.49         0.74         1.51         0.24         2.70
                                                 --------     --------     --------     --------     --------     --------

Net asset value at end of period                 $  14.79     $  17.07     $  12.58     $  11.84     $  10.33     $  10.09
                                                 ========     ========     ========     ========     ========     ========

Total return (a)                                   (13.36%)(c)   35.69%        6.25%       14.62%        2.28%       36.54%
                                                 ========     ========     ========     ========     ========     ========

Net assets at end of period (000's)              $  6,303     $  6,542     $  9,297     $ 17,012     $ 21,282     $ 29,451
                                                 ========     ========     ========     ========     ========     ========

Ratio of gross expenses to average net assets (b)   2.50%(d)     2.97%        2.11%        1.97%        1.77%        1.35%

Ratio of net expenses to average net assets         1.87%(d)     2.91%        2.05%        1.94%        1.70%        1.25%

Ratio of net investment loss to average
 net assets                                       (1.15%)(d)   (2.02%)      (1.46%)      (1.22%)      (1.28%)      (0.86%)

Portfolio turnover rate                               72%(c)       73%          71%          78%          78%          86%
--------------------------------------------------------------------------------------------------------------------------

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b) Ratios were determined based on expenses prior to any reductions for advisory fees waived by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 3 and 4).

(c)   Not annualized.

(d)   Annualized.

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND - CLASS A INVESTOR SHARES
FINANCIAL HIGHLIGHTS
==========================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                   YEARS ENDED OCTOBER 31,
                                              APRIL 30, 2008  ------------------------------------------------------------
                                                (UNAUDITED)     2007         2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           $  16.06     $  11.87     $  11.14     $   9.75     $   9.54     $   7.05
                                                 --------     --------     --------     --------     --------     --------
Income (loss) from investment operations:
   Net investment loss                              (0.11)       (0.35)       (0.24)       (0.19)       (0.17)       (0.16)
   Net realized and unrealized gains (losses)
      on investments                                (2.06)        4.54         0.97         1.58         0.38         2.65
                                                 --------     --------     --------     --------     --------     --------
Total from investment operations                    (2.17)        4.19         0.73         1.39         0.21         2.49
                                                 --------     --------     --------     --------     --------     --------

Net asset value at end of period                 $  13.89     $  16.06     $  11.87     $  11.14     $   9.75     $   9.54
                                                 ========     ========     ========     ========     ========     ========

Total return (a)                                   (13.51%)(c)   35.30%        6.55%       14.26%        1.99%       35.32%
                                                 ========     ========     ========     ========     ========     ========

Net assets at end of period (000's)              $  4,448     $  5,280     $  4,213     $  4,999     $  6,778     $  8,587
                                                 ========     ========     ========     ========     ========     ========

Ratio of gross expenses to average net assets (b)   2.87%(d)     3.21%        2.39%        2.22%        2.02%        2.25%

Ratio of net expenses to average net assets         2.25%(d)     3.15%        2.30%        2.19%        1.95%        2.16%

Ratio of net investment loss to average
  net assets                                      (1.53%)(d)   (2.26%)      (1.71%)      (1.46%)      (1.54%)      (1.77%)

Portfolio turnover rate                                72%(c)       73%          71%          78%          78%          86%
--------------------------------------------------------------------------------------------------------------------------

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b) Ratios were determined based on expenses prior to any reductions for advisory fees waived by the Advisor and/or expense reimbursements through a directed brokerage arrangement (Notes 3 and 4).

(c)   Not annualized.

(d)   Annualized.

See accompanying notes to financial statements.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Chesapeake Growth Fund (the "Fund") is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

      The investment  objective of the Fund is to seek capital  appreciation  by
      investing   primarily   in  equity   securities   of   medium   and  large
      capitalization companies.

      The Fund currently offers two classes of shares: Institutional shares (sold without any sales loads or distribution fees) and Class A Investor shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class A Investor shares). Prior to March 1, 2008, Class A Investor shares were sold subject to a maximum front-end sales load equal to 3% of the offering price. Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all material respects except that (1) Class A Investor shares bear distribution fees;
      (2) certain other class-specific expenses will be born solely by the class to which such expenses are attributable; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of shares is equal to the net asset value per share.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

      COMMON EXPENSES - Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Trustees.

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. There were no distributions paid during the six months ended April 30, 2008 and the year ended October 31, 2007.

      ALLOCATION BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      The following information is computed on a tax basis for each item as of April 30, 2008:

            Cost of portfolio investments        $  9,830,091
                                                 ============
            Gross unrealized appreciation        $  1,683,315
            Gross unrealized depreciation            (631,308)
                                                 ------------
            Net unrealized appreciation          $  1,052,007
            Capital loss carryforwards            (63,368,831)
            Net operating loss                        (68,127)
            Other gains                               929,479
                                                 ------------
            Accumulated deficit                  $(61,455,472)
                                                 ============

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

      As of October 31, 2007, the Fund had the following capital loss carryforwards for federal income tax purposes:

                                                 Expires
                              Amount           October 31,
                          -------------        -----------
                          $ 37,850,727            2009
                            25,518,104            2010
                          ------------
                          $ 63,368,831
                          ------------

      These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund has adopted FIN 48 with this semi-annual report. Based on management's analysis, the adoption of FIN 48 did not have a material impact on the financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended October 31, 2005 through October 31, 2007.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.    INVESTMENT TRANSACTIONS

      During the six months ended April 30, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $8,095,177 and $7,697,799, respectively.

3.    TRUSTEES AND OFFICERS

      Certain Trustees and officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the "Advisor"), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

      Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-third is paid by the Fund. In addition, the Fund pays each Trustee $400 for each Board meeting attended in person and $150 for each Board meeting attended by telephone.

      The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

4.    TRANSACTIONS WITH AFFILIATES AND SERVICE PROVIDERS

      INVESTMENT ADVISORY AGREEMENT
      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets.

      Pursuant to an Expense Limitation Agreement, effective March 1, 2008, the Advisor has contractually agreed to reduce its advisory fees and to assume other expenses of the Fund until at least February 28, 2009, so that the ratios of ordinary operating expenses for Institutional Class shares and Class A Investor shares do not exceed 1.39% and 1.64%, respectively, of average daily net assets. For the six months ended April 30, 2008, the Advisor waived investment advisory fees of $33,263 and reimbursed $265 of Institutional Class expenses.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      The Advisor may recoup from the Fund any advisory fee reductions and expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement for a period of three years, provided that the Fund is able to make such reimbursement without causing the total ordinary operating expenses of the Fund to exceed the limitations set forth above. As of April 30, 2008, the amount of fee reductions and expense reimbursements available for recoupment to the Advisor is $33,528, which may be recouped no later than April 30, 2011.

      ADMINISTRATION AGREEMENT
      Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund's average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

      FUND ACCOUNTING AGREEMENT
      Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share for each class and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

      TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
      Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee from each class of shares, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the minimum monthly fee is $500 for Institutional shares, and $1,000 for Class A Investor shares if such class has 25 accounts or less, $1,250 if such class has more than 25 accounts but less than 100 accounts and $1,500 per month if such class has 100 accounts or more. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

      DISTRIBUTION AND SERVICE FEES
      The Trust has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Rule 12b-1 Plan"), for Class A Investor shares, pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class A Investor shares. For the six months ended April 30, 2008, Class A Investor shares incurred $3,229 in distribution and service fees under the Rule 12b-1 Plan.

THE CHESAPEAKE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      DISTRIBUTION AGREEMENT
      Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter. During the six months ended April 30, 2008, UFD earned $596 from underwriting and broker commissions on the sale of Class A Investor shares of the Fund.

5.    DIRECTED BROKERAGE ARRANGEMENTS

      The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. During the six months ended April 30, 2008, the Fund's expenses were reduced by $621 under these arrangements.

6.    NEW ACCOUNTING PRONOUNCEMENT

      In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

7.    PROPOSED MERGER

      On April 8, 2008, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all of the assets and liabilities of The Chesapeake Aggressive Growth Fund, also a series of the Trust, in exchange for shares of the Fund. The Agreement requires approval by the shareholders of The Chesapeake Aggressive Growth Fund and will be submitted for their consideration at a meeting to be held on or about June 25, 2008.

8.    LEGAL MATTERS

      The Fund is currently not a party to any litigation. However, the Trust has received a demand letter dated February 7, 2008, from the Trust's previous administrator ("Old Administrator"), alleging that the Trust improperly terminated a service agreement that existed between the parties (the "Old Agreement"). The Old Administrator claims it is owed damages in the form of lost profits of $627,573 and a termination fee in the amount of $202,005. The Old Administrator has not filed a lawsuit relating to this matter. The Trust is in the process of formulating a response to this demand letter. Should a lawsuit be filed, the Board believes that the Trust will have one or more meritorious defenses and expects the Trust to defend its position vigorously.

THE CHESAPEAKE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (Rule 12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2007) and held until the end of the period (April 30, 2008).

The table that follows illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CHESAPEAKE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value   Account Value   Expenses Paid
                                  Nov. 1, 2007    April 30, 2008  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $  1,000.00      $   866.40      $    8.68
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
      (before expenses)            $  1,000.00      $ 1,015.56      $    9.37
--------------------------------------------------------------------------------
* Expenses are equal to Institutional Class's annualized expense ratio of 1.87% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

CLASS A INVESTOR SHARES
--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value    Account Value  Expenses Paid
                                   May 1, 2007     Oct. 31, 2007  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $  1,000.00      $   864.90      $   10.43
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
      (before expenses)            $  1,000.00      $ 1,013.67      $   11.27
--------------------------------------------------------------------------------
* Expenses are equal to Class A Investor's annualized expense ratio of 2.25% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov.

THE CHESAPEAKE GROWTH FUND
IS A SERIES OF
GARDNER LEWIS INVESTMENT TRUST


FOR SHAREHOLDER SERVICE INQUIRIES:        FOR INVESTMENT ADVISOR INQUIRIES:

The Chesapeake Growth Fund                Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC           285 Wilmington-West Chester Pike
P.O. Box 46707                            Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707


TOLL-FREE TELEPHONE:                      TOLL-FREE TELEPHONE:

1-800-430-3863                            1-800-430-3863


                                          WORLD WIDE WEB @:

                                          www.chesapeakefunds.com

================================================================================

                     THE CHESAPEAKE AGGRESSIVE GROWTH FUND



                               SEMI-ANNUAL REPORT
                                 April 30, 2008
                                   (Unaudited)



                            (Closed to New Investors)



             INVESTMENT ADVISOR                        ADMINISTRATOR
             ------------------                        -------------
    GARDNER LEWIS ASSET MANAGEMENT, L.P.       ULTIMUS FUND SOLUTIONS, LLC
      285 Wilmington-West Chester Pike                P.O. Box 46707
       Chadds Ford, Pennsylvania 19317         Cincinnati, Ohio 45246-0707
                                                      1-800-430-3863

================================================================================

     THE CHESAPEAKE AGGRESSIVE GROWTH FUND VS S&P 500(R) TOTAL RETURN INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                        AS OF APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                               [BAR CHART OMITTED]

                                         THE CHESAPEAKE       S&P 500(R)
                                           AGGRESSIVE        TOTAL RETURN
                                          GROWTH FUND           INDEX
       ------------------------------------------------------------------
       Consumer Discretionary                 10.8%              8.6%
       Consumer Staples                        2.0%             10.5%
       Energy                                  7.0%             14.0%
       Financials                              5.9%             17.1%
       Health Care                             8.9%             11.3%
       Industrials                            10.9%             11.8%
       Information Technology                 37.4%             16.0%
       Materials                               2.2%              3.6%
       Telecommunications Services             4.8%              3.4%
       Utilities                               0.0%              3.6%

                                 TOP 10 HOLDINGS
                           APRIL 30, 2008 (UNAUDITED)

                                                               % OF
            SECURITY DESCRIPTION                            NET ASSETS
       -------------------------------                   ----------------
       Google, Inc. - Class A                                  3.8%
       McDermott International, Inc.                           3.6%
       MEMC Electronic Materials, Inc.                         3.3%
       NCI, Inc. - Class A                                     2.9%
       CONSOL Energy Inc.                                      2.9%
       ANADIGICS, Inc.                                         2.8%
       MICROS System, Inc.                                     2.8%
       Millicom International Cellular S.A.                    2.7%
       Equinix, Inc.                                           2.7%
       Activision, Inc.                                        2.6%

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS - 89.7%                                     VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE - 2.2%
     4,700   Spirit Aerosystems Holdings, Inc. (a) .............   $    137,099
                                                                   ------------

             AIRLINES - 0.5%
     2,400   Southwest Airlines Co. ............................         31,776
                                                                   ------------

             BIOTECHNOLOGY - 0.8%
     3,300   Omrix Biopharmaceuticals, Inc. (a) ................         49,005
                                                                   ------------

             CAPTIAL MARKETS - 2.1%
     4,260   American Capital Strategies Ltd. ..................        135,255
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 1.4%
    22,150   Sonus Networks, Inc. (a) ..........................         88,822
                                                                   ------------

             COMPUTERS & PERIPHERALS - 2.0%
     5,100   NCR Corp. (a) .....................................        125,613
                                                                   ------------

             CONTAINERS & PACKAGING - 2.1%
     5,100   Crown Holdings, Inc. (a) ..........................        136,884
                                                                   ------------

             ELECTRICAL EQUIPMENT - 1.0%
    20,530   Power-One, Inc. (a) ...............................         61,385
                                                                   ------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
     3,800   Ingram Micro, Inc. - Class A (a) ..................         64,638
                                                                   ------------

             FOOD PRODUCTS - 2.0%
     4,400   Smithfield Foods, Inc. (a) ........................        126,192
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
     7,300   Boston Scientific Corp. (a) .......................         97,309
     4,885   Medical Resources, Inc. (a) .......................          -- (c)
                                                                   ------------
                                                                         97,309
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES - 6.6%
     1,800   Express Scripts, Inc. (a) .........................        126,036
     8,900   HealthSpring, Inc. (a) ............................        149,876
    10,690   Sun Healthcare Group, Inc. (a) ....................        140,574
                                                                   ------------
                                                                        416,486
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE - 1.8%
     2,495   Orient-Express Hotels Ltd. ........................        116,142
                                                                   ------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 89.7% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 1.8%
     2,800   Garmin Ltd. .......................................   $    114,520
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 3.6%
     4,230   McDermott International, Inc. (a) .................        226,643
                                                                   ------------

             INSURANCE - 1.9%
     1,900   Assurant, Inc. ....................................        123,500
                                                                   ------------

             INTERNET & CATALOG RETAIL - 1.0%
       500   Priceline.com, Inc. (a) ...........................         63,820
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 8.6%
     1,885   Equinix, Inc. (a) .................................        170,442
       420   Google, Inc. - Class A (a) ........................        241,202
     4,800   Vocus, Inc. (a) ...................................        133,392
                                                                   ------------
                                                                        545,036
                                                                   ------------
             IT SERVICES - 2.9%
     8,600   NCI, Inc. - Class A (a) ...........................        181,460
                                                                   ------------

             MACHINERY - 3.7%
     1,600   AGCO Corp. (a) ....................................         96,208
     2,900   ESCO Technologies, Inc. (a) .......................        135,024
                                                                   ------------
                                                                        231,232
                                                                   ------------
             MEDIA - 1.7%
     3,900   DreamWorks Animation SKG, Inc. - Class A (a) ......        109,044
                                                                   ------------

             MULTILINE RETAIL - 0.9%
     1,700   Nordstrom, Inc. ...................................         59,942
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 7.0%
     2,230   CONSOL Energy, Inc. ...............................        180,541
     3,700   Goodrich Petroleum Corp. (a) ......................        124,986
     2,050   Range Resources Corp. .............................        136,079
                                                                   ------------
                                                                        441,606
                                                                   ------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
     4,900   CB Richard Ellis Group, Inc. (a) ..................        113,288
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.0%
    15,900   ANADIGICS, Inc. (a) ...............................        177,444
    22,125   Kopin Corp. (a) ...................................         65,932
     3,350   MEMC Electronic Materials, Inc. (a) ...............        210,949
     5,600   Tessera Technologies, Inc. (a) ....................        113,344
                                                                   ------------
                                                                        567,669
                                                                   ------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS - 89.7% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             SOFTWARE - 12.5%
     6,133   Activision, Inc. (a) ..............................   $    165,898
     4,600   BMC Software, Inc. (a) ............................        159,896
     8,200   Magma Design Automation, Inc. (a) .................         76,506
     4,920   MICROS Systems, Inc. (a) ..........................        175,398
     4,500   Net 1 UEPS Technologies, Inc. (a) .................        105,480
     9,100   Phoenix Technologies Ltd. (a) .....................        107,289
                                                                   ------------
                                                                        790,467
                                                                   ------------
             SPECIALTY RETAIL - 3.5%
     3,800   Dick's Sporting Goods, Inc. (a) ...................        108,680
     3,450   TJX Cos., Inc. (The) ..............................        111,159
                                                                   ------------
                                                                        219,839
                                                                   ------------
             WIRELESS TELECOMMUNICATION SERVICES - 4.8%
     3,300   Crown Castle International Corp. (a) ..............        128,205
     1,600   Millicom International Cellular S.A. ..............        172,816
                                                                   ------------
                                                                        301,021
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $4,830,776) .............   $  5,675,693
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS - 10.2%                                VALUE
--------------------------------------------------------------------------------
   317,000   Evergreen Institutional Money Market Fund -
               Class I, 2.79% (b) ..............................   $    317,000
   316,489   Evergreen Institutional Treasury Money Market
               Fund - Class I, 1.79% (b) .......................        316,489
     8,192   Fidelity Institutional Money Market Government
               Portfolio - Class I, 2.33% (b) ..................          8,192
                                                                   ------------

             TOTAL MONEY MARKET FUNDS (Cost $641,681) ..........   $    641,681
                                                                   ------------

             TOTAL INVESTMENT SECURITIES AT VALUE - 99.9%
               (Cost $5,472,457) ...............................   $  6,317,374

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% ......          8,783
                                                                   ------------

             NET ASSETS - 100.0% ...............................   $  6,326,157
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The coupon rate shown is the effective 7-day yield as of April 30, 2008.

(c)   Amount rounds to less than $1.

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
   At acquisition cost .........................................   $  5,472,457
                                                                   ============
   At value (Note 1) ...........................................   $  6,317,374
Receivable for investment securities sold ......................        326,258
Dividends receivable ...........................................          1,546
Other assets ...................................................          9,324
                                                                   ------------
   TOTAL ASSETS ................................................      6,654,502
                                                                   ------------
LIABILITIES
Payable for investment securities purchased ....................        297,193
Payable for capital shares redeemed ............................         15,000
Payable to Administrator (Note 3) ..............................          5,510
Accrued compliance fees (Note 3) ...............................            600
Other accrued expenses .........................................         10,042
                                                                   ------------
   TOTAL LIABILITIES ...........................................        328,345
                                                                   ------------

NET ASSETS .....................................................   $  6,326,157
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital ................................................   $  5,962,771
Accumulated net investment loss ................................        (53,829)
Accumulated net realized losses from security transactions .....       (427,702)
Net unrealized appreciation on investments .....................        844,917
                                                                   ------------
NET ASSETS .....................................................   $  6,326,157
                                                                   ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..................        747,938
                                                                   ============
Net asset value, offering price and redemption
   price per share (Note 1) ....................................   $       8.46
                                                                   ============

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends ...................................................   $     17,663
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 3) ...........................         32,102
   Professional fees ...........................................         16,842
   Fund accounting fees (Note 3) ...............................         15,171
   Administration fees (Note 3) ................................          9,000
   Transfer agent fees (Note 3) ................................          9,000
   Trustees' fees ..............................................          7,611
   Registration fees ...........................................          4,270
   Postage and supplies ........................................          3,579
   Compliance service fees (Note 3) ............................          3,518
   Custodian fees ..............................................          2,320
   Insurance expense ...........................................            863
   Other expenses ..............................................            245
                                                                   ------------
      TOTAL EXPENSES ...........................................        104,521
   Less fees waived by the Advisor (Note 3) ....................        (32,102)
   Fees paid indirectly through a directed brokerage
      arrangement (Note 4) .....................................           (927)
                                                                   ------------
      NET EXPENSES .............................................         71,492
                                                                   ------------

NET INVESTMENT LOSS ............................................        (53,829)
                                                                   ------------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions ..............       (408,628)
   Net change in unrealized appreciation/
      depreciation on investments ..............................       (598,212)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (1,006,840)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $ (1,060,669)
                                                                   ============

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS         YEAR
                                                                            ENDED          ENDED
                                                                       APRIL 30, 2008    OCTOBER 31,
                                                                         (UNAUDITED)        2007
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................................   $    (53,829)   $   (144,115)
   Net realized gains (losses) from security transactions ...........       (408,628)      1,049,161
   Net change in unrealized appreciation/depreciation
      on investments ................................................       (598,212)         12,839
                                                                        ------------    ------------
Net increase (decrease) in net assets from operations ...............     (1,060,669)        917,885
                                                                        ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ...........................       (485,332)       (403,772)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................................      1,636,875         173,216
   Reinvestment of distributions to shareholders ....................        408,518         370,344
   Payments for shares redeemed .....................................       (240,416)     (1,240,042)
                                                                        ------------    ------------
Net increase (decrease) in net assets from capital share transactions      1,804,977        (696,482)
                                                                        ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............................        258,976        (182,369)

NET ASSETS
   Beginning of period ..............................................      6,067,181       6,249,550
                                                                        ------------    ------------
   End of period ....................................................   $  6,326,157    $  6,067,181
                                                                        ============    ============

ACCUMULATED NET INVESTMENT LOSS .....................................   $    (53,829)   $         --
                                                                        ============    ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................................        198,448          16,766
   Shares issued in reinvestment of distributions to shareholders ...         42,777          36,061
   Shares redeemed ..................................................        (27,364)       (116,929)
                                                                        ------------    ------------
   Net increase (decrease) in shares outstanding ....................        213,861         (64,102)
   Shares outstanding, beginning of period ..........................        534,077         598,179
                                                                        ------------    ------------
   Shares outstanding, end of period ................................        747,938         534,077
                                                                        ============    ============

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
-------------------------------------------------------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED                            YEARS ENDED OCTOBER 31,
                                                   APRIL 30, 2008  ------------------------------------------------------------
                                                     (UNAUDITED)     2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........    $  11.36     $  10.45     $  10.86     $  10.96     $  11.62     $   8.38
                                                      --------     --------     --------     --------     --------     --------
Income (loss) from investment operations:
   Net investment loss ...........................       (0.07)       (0.27)       (0.28)       (0.55)       (0.22)       (0.15)
   Net realized and unrealized gains (losses)
      on investments .............................       (1.91)        1.87         2.49         0.45        (0.44)        3.39
                                                      --------     --------     --------     --------     --------     --------
Total from investment operations .................       (1.98)        1.60         2.21        (0.10)       (0.66)        3.24
                                                      --------     --------     --------     --------     --------     --------
Less distributions:
   From net realized gains on investments ........       (0.92)       (0.69)       (2.62)          --           --           --
                                                      --------     --------     --------     --------     --------     --------

Net asset value at end of period .................    $   8.46     $  11.36     $  10.45     $  10.86     $  10.96     $  11.62
                                                      ========     ========     ========     ========     ========     ========

Total return (a) .................................     (18.39%)(c)   15.96%       24.67%       (0.91%)      (5.94%)      38.66%
                                                      ========     ========     ========     ========     ========     ========

Net assets at end of period (000's) ..............    $  6,326     $  6,067     $  6,250     $  8,226     $ 37,269     $ 58,904
                                                      ========     ========     ========     ========     ========     ========

Ratio of gross expenses to average net assets (b)        4.07%(d)     4.23%        3.89%        2.34%        1.78%        1.77%

Ratio of net expenses to average net assets ......       2.79%(d)     2.97%        2.84%        2.26%        1.74%        1.73%

Ratio of net investment loss to average net assets      (2.10%)(d)   (2.30%)      (2.35%)      (1.86%)      (1.42%)      (1.31%)

Portfolio turnover rate ..........................         65%(c)       73%          71%          89%          95%          84%
-------------------------------------------------------------------------------------------------------------------------------

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Ratios were  determined  based on  expenses  prior to any  reductions  for
      advisory  fees   voluntarily   waived  by  the  Advisor   and/or   expense
      reimbursements through a directed brokerage arrangement (Notes 3 and 4).

(c)   Not annualized.

(d)   Annualized.

See accompanying notes to financial statements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940.

      The investment objective of the Fund is to seek capital appreciation through investment in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks, of smaller capitalization companies.

      Effective at the close of business on April 15, 2008, the Fund is closed to new investors.

      SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      SHARE VALUATION - The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund's assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share. Prior to March 1, 2008, shares were sold subject to a maximum front-end sales load equal to 3% of the offering price.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

      COMMON EXPENSES - Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Trustees.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended April 30, 2008 and October 31, 2007 was as follows:

                                 ORDINARY       LONG-TERM          TOTAL
               PERIOD ENDED       INCOME      CAPITAL GAINS    DISTRIBUTIONS

            April 30, 2008      $  85,613       $ 399,719        $ 485,332

            October 31, 2007    $     --        $ 403,772        $ 403,772

      ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of April 30, 2008

            Cost of portfolio investments               $ 5,485,762
                                                        ===========
            Gross unrealized appreciation               $ 1,168,287
            Gross unrealized depreciation                  (336,675)
                                                        -----------
            Net unrealized appreciation                     831,612
            Other losses                                   (468,226)
                                                        -----------
            Accumulated earnings                        $   363,386
                                                        ===========

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are due to the tax deferral of losses on wash sales.

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund has adopted FIN 48 with this semi-annual report. Based on management's analysis, the adoption of FIN 48 did not have a material impact on the financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended October 31, 2005 through October 31, 2007.

      CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.    INVESTMENT TRANSACTIONS

      During the six months ended April 30, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $3,958,941 and $3,323,013, respectively.

3.    TRUSTEES AND OFFICERS

      Certain Trustees and officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the "Advisor"), the investment advisor to the Fund, or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

      Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-third is paid by the Fund. In addition, the Fund pays each Trustee $400 for each Board meeting attended in person and $150 for each Board meeting attended by telephone.

      The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    TRANSACTIONS WITH AFFILIATES AND SERVICE PROVIDERS

      INVESTMENT ADVISORY AGREEMENT
      Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2008, the Advisor voluntarily waived its entire investment advisory fee of $32,102.

      ADMINISTRATION AGREEMENT
      Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.075% of the Fund's average daily net assets up to $500 million, 0.05% of such assets from $500 million to $1 billion, 0.035% of such assets from $1 billion to $2 billion and 0.03% of such assets in excess of $2 billion, subject to a minimum monthly fee of $1,500.

      FUND ACCOUNTING AGREEMENT
      Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of the Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

      TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
      Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For these services, Ultimus receives a fee, payable monthly, at an annual rate of $18 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the minimum monthly fee is $1,000 if the Fund has 25 accounts or less, $1,250 if the Fund has more than 25 accounts but less than 100 accounts and $1,500 per month if the Fund has 100 accounts or more. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

      DISTRIBUTION AGREEMENT
      Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD receives no compensation from the Fund for acting as principal underwriter. During the six months ended April 30, 2008, UFD earned $60 from underwriting and broker commissions on the sale of shares of the Fund.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    DIRECTED BROKERAGE ARRANGEMENTS

      The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. During the six months ended April 30, 2008, the Fund's expenses were reduced by $927 under these arrangements.

6.    NEW ACCOUNTING PRONOUNCEMENT

      In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

7.    PROPOSED MERGER

      On April 8, 2008, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which all of the assets of the Fund would acquire all of the assets and liabilities of the Chesapeake Growth Fund, also a series of the Trust, in exchange for shares of the Fund. The Agreement requires approval by the shareholders of the Fund and will be submitted for their consideration at a meeting to be held on or about June 25, 2008. If the Agreement is approved by shareholders of the Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter. Upon closing of the transaction, shareholders of the Fund will receive Institutional shares of The Chesapeake Growth Fund in exchange for their shares of the Fund, and the Fund will cease operations.

8.    LEGAL MATTERS

      The Fund is currently not a party to any litigation. However, the Trust has received a demand letter dated February 7, 2008, from the Trust's previous administrator ("Old Administrator"), alleging that the Trust improperly terminated a service agreement that existed between the parties (the "Old Agreement"). The Old Administrator claims it is owed damages in the form of lost profits of $627,573 and a termination fee in the amount of $202,005. The Old Administrator has not filed a lawsuit relating to this matter. The Trust is in the process of formulating a response to this demand letter. Should a lawsuit be filed, the Board believes that the Trust will have one or more meritorious defenses and expects the Trust to defend its position vigorously.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2007) and held until the end of the period (April 30, 2008).

The table that follows illustrate the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                    Beginning         Ending
                                  Account Value   Account Value   Expenses Paid
                                  Nov. 1, 2007    April 30, 2008  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00       $   816.10       $ 12.60
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
      (before expenses)            $ 1,000.00       $ 1,010.99       $ 13.95
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 2.79% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-430-3863, or on the SEC's website at http://www.sec.gov.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
IS A SERIES OF
GARDNER LEWIS INVESTMENT TRUST


FOR SHAREHOLDER SERVICE INQUIRIES:          FOR INVESTMENT ADVISOR INQUIRIES:

The Chesapeake Aggressive Growth Fund       Gardner Lewis Asset Management
c/o Ultimus Fund Solutions, LLC             285 Wilmington-West Chester Pike
P.O. Box 46707                              Chadds Ford, Pennsylvania 19317
Cincinnati, Ohio 45246-0707


TOLL-FREE TELEPHONE:                        TOLL-FREE TELEPHONE:

1-800-430-3863                              1-800-430-3863

                                            WORLD WIDE WEB @:

                                            www.chesapeakefunds.com

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board off trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(2) Certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

(b) Certifications required by Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gardner Lewis Investment Trust
            ------------------------------------------------------

By (Signature and Title)*           /s/ W. Whitfield Gardner
                          ------------------------------------------------------
                                    W. Whitfield Gardner, President

Date          June 26, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ W. Whitfield Gardner
                          ------------------------------------------------------
                                    W. Whitfield Gardner, President

Date          June 26, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                          ------------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          June 26, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.